Interest and Finance Costs	12 Months Ended
Dec. 31, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
10.	Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2024	2023	2022
Interest expense on bank debt (Note 7)	$1,179	$8,499	$3,191
Interest expense and other fees on related party debt (Note 4)	-	-	277
Amortization of deferred financing costs on bank and related party debt	107	244	402
Other financial expenses	-	759	-
Commitment fees and other	59	96	96
Total	$1,345	$9,598	$3,966